Provisions	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Provisions
26.	Provisions

(1)	Provisions as of December 31, 2018 and 2019 are as follows:

		2018		2019
		Current	Non-current	Current	Non-current
		In millions of won
Employment benefits
Provisions for employment benefits	￦	976,347	—	975,619	—
Litigation
Litigation provisions		40,157	37,636	39,177	49,221
Decommissioning cost
Nuclear plants		—	13,388,134	—	15,994,039
Spent fuel		—	1,291,354	401,741	953,539
Radioactive waste		4,310	1,680,698	77,053	1,811,029
PCBs		—	147,668	—	152,981
Other recovery provisions		—	10,477	—	10,773
Others
Power plant regional support program		137,668	—	140,133	—
Transmission regional support program		151,698	—	139,785	—
Provisions for tax		6,845	—	—	—
Provisions for financial guarantee		1,320	14,266	111	81,246
Provisions for RPS		93,919	—	2,889	—
Provisions for greenhouse gas emissions obligations		136,187	—	682,459	—
Others		46,347	15,515	145,754	13,220

	￦	1,594,798	16,585,748	2,604,721	19,066,048

(2)	Changes in provisions for the years ended December 31, 2018 and 2019 are as follows:

		2018
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance
		In millions of won
Employment benefits
Provisions for employment benefits	￦	913,787	912,440	(843,281)	(6,599)	—	976,347
Litigation
Litigation provisions(*)		73,576	234,517	(216,187)	(13,847)	(266)	77,793
Decommissioning cost
Nuclear plants		13,007,228	411,316	(30,410)	—	—	13,388,134
Spent fuel		1,339,046	435,007	(482,699)	—	—	1,291,354
Radioactive waste		1,638,371	112,815	(66,178)	—	—	1,685,008
PCBs		180,087	4,600	(13,758)	(23,261)	—	147,668
Other recovery provisions		6,659	2,125	—	—	1,693	10,477
Others
Power plant regional support program		153,756	46,366	(71,978)	—	9,524	137,668
Transmission regional support program		243,365	141,661	(233,328)	—	—	151,698
Provisions for tax		61	6,821	—	—	(37)	6,845
Provisions for financial guarantee		23,475	1,179	(67)	(8,432)	(569)	15,586
Provisions for RPS		271,624	297,802	(475,507)	—	—	93,919
Provisions for greenhouse gas emissions obligations		414,252	131,860	(350,356)	(59,569)	—	136,187
Others		96,925	44,732	(82,632)	(745)	3,582	61,862

	￦	18,362,212	2,783,241	(2,866,381)	(112,453)	13,927	18,180,546

(*)

As described in Note 50.(1), the Company believes that the possibility of economic benefit outflow is probable on the request for additional construction costs of Hyundai E&C, GS Engineering & Construction Corp. and Hansol SeenTec Co., Ltd. For this reason, the Company recognized ￦204,787 million of provision in addition to property, plant and equipment.

		2019
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance
		In millions of won
Employment benefits
Provisions for employment benefits	￦	976,347	900,033	(879,980)	(20,781)	—	975,619
Litigation
Litigation provisions		77,793	59,366	(17,236)	(31,525)	—	88,398
Decommissioning cost
Nuclear plants		13,388,134	2,639,562	(33,657)	—	—	15,994,039
Spent fuel		1,291,354	440,029	(376,103)	—	—	1,355,280
Radioactive waste		1,685,008	209,551	(6,787)	—	310	1,888,082
PCBs		147,668	14,251	(8,938)	—	—	152,981
Other recovery provisions		10,477	2,020	(2,033)	—	309	10,773
Others
Power plant regional support program		137,668	41,341	(48,390)	—	9,514	140,133
Transmission regional support program		151,698	169,616	(181,529)	—	—	139,785
Provisions for tax		6,845	—	—	(6,847)	2	—
Provisions for financial guarantee		15,586	83,910	(16,589)	(1,551)	1	81,357
Provisions for RPS		93,919	222,119	(313,149)	—	—	2,889
Provisions for greenhouse gas emissions obligations		136,187	724,002	(152,463)	(25,267)	—	682,459
Others		61,862	113,751	(16,217)	(833)	411	158,974

	￦	18,180,546	5,619,551	(2,053,071)	(86,804)	10,547	21,670,769